UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  January 30, 2013


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	113

Form 13F Information Table Value Total:	$65,964
List of Other Included Managers:    NONE













Wedgewood Investors, Inc.
Form 13F
December 31, 2012

Name of Issuer		Symbol	Title of			Share/	Sh/	Put/	InvestmtOther	Voting Authority
				Class	CUSIP		Value	Prn Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	None

3M Company		MMM	COM	88579Y101	586	6,306	Sh		Sole		5,206		1100
Alliancebernstein GlobalANAGX	MF	01853W105	125	14,520	Sh		Sole		14,520
Altisource Port Solu	ASPS	COM	L0175J104	277	3,200	Sh		Sole		3,200
Altria Group Inc	MO	COM	02209S103	1,146	36,434	Sh		Sole		32,734		3700
Artio In'tl Equity Fd	BJBIX	MF	04315j407	214	8,450	Sh		Sole		8,450
AT&T Corp.		T	COM	00206r102	359	10,647	Sh		Sole		8,447		2200
Becton Dickinson	BDX	COM	075887109	221	2,825	Sh		Sole		2,825
Berkshire Hathaway Inc.,BRKB	COM	084670702	383	4,274	Sh		Sole		4,274
BP-Amoco		BP	COM	055622104	604	14,514	Sh		Sole		11,214		3300
Buffalo Discovery Fund	BUFTX	MF	119530103	1,620	102,976	Sh		Sole		102,446		530
Bulova Tech Group Inc	BLVT	COM	120458104	1	1,010,000Sh		Sole		1,010,000
Calvert Shrt Dur Inc Fd	CSDAX	MF	13161t104	248	15,055	Sh		Sole		15,055
CGM Realty Fund		CGMRX	MF	125325407	296	10,078	Sh		Sole		10,078
Chevron Corporation	CVX	COM	166764100	542	5,012	Sh		Sole		4,708		304
Church & Dwight Co Inc	CHD	COM	171340102	407	7,600	Sh		Sole		7,600
Columbia High Yield	COLHX	MF	19765L587	112	25,734	Sh		Sole		25,734
ConocoPhillips		COP	COM	20825c104	591	10,190	Sh		Sole		9,800		390
Dodge & Cox Stk Fd	DODGX	MF	256219106	986	8,090	Sh		Sole		8,090
Doubleline Core Fixed InDLFNX	MF	258620400	238	20,972	Sh		Sole		20,533		439
Eaton Corp PLC		ETN	COM	278058102	245	4,515	Sh		Sole		4,515
Eaton Vance High Income	ETHIX	MF	277923405	92	20,123	Sh		Sole		20,123
Erie Indemnity Co	ERIE	COM	29530P102	3,793	54,795	Sh		Sole		54,795
Exxon Mobil Corp	XOM	COM	30231G102	1,473	17,014	Sh		Sole		10,564		6450
Fedex Corp		FDX	COM	31428X106	337	3,670	Sh		Sole		3,470		200
Fidelity Adv Emrg Mkts IFMKIX	MF	315920702	257	17,111	Sh		Sole		16,324		787
Fidelity Blue Chip  GrowFBGKX	MF	316389535	233	4,741	Sh		Sole		0		4741
Fidelity Spartan 500 IndFXSIX	MF	315911768	224	4,435	Sh		Sole		0		4435
First Niagara Financial FNFG	COM	33582v108	344	43,400	Sh		Sole		43,400
FMI LC Fund		FMIHX	MF	302933205	2,840	166,106	Sh		Sole		164,285		1821
Freeport Mcmoran Copper	FCX	COM	35671D857	413	12,070	Sh		Sole		11,570		500
Frontier Communications	FTR	COM	35906a108	171	40,027	Sh		Sole		39,763		264
General Electric Co	GE	COM	369604103	265	12,646	Sh		Sole		8,946		3700
General Mills		GIS	COM	370334104	725	17,930	Sh		Sole		17,530		400
Genesee & Wyoming Inc	GWR	COM	371559105	320	4,200	Sh		Sole		3,900		300
Google Inc Class A	GOOG	COM	38259P508	287	405	Sh		Sole		380		25
H J Heinz Co		HNZ	COM	423074103	411	7,118	Sh		Sole		6,118		1000
Heartland Value Plus Fd	HRVIX	MF	422352500	397	13,381	Sh		Sole		12,675		706
Hewlett-Packard Co.	HPQ	COM	428236103	207	14,534	Sh		Sole		14,534
Home Depot Inc		HD	COM	437076102	315	5,098	Sh		Sole		4,998		100
Hussman Strategic TTL ReHSTRX	MF	448108209	298	24,607	Sh		Sole		24,607
IBM			IBM	COM	459200101	201	1,049	Sh		Sole		1,049
Intel Corp		INTC	COM	458140100	450	21,815	Sh		Sole		20,915		900
iShares Barclays 1-3 Yr SHY	COM	464287457	603	7,138	Sh		Sole		7,138
iShares Barclays Agg BonAGG	COM	464287226	279	2,515	Sh		Sole		2,515
iShares IBoxx Inv Gr CorLQD	COM	464287242	404	3,335	Sh		Sole		3,335
iShares MSCI Emerging MkEEM	COM	464287234	206	4,650	Sh		Sole		4,450		200
iShares Russell 2000 ETFIWM	COM	464287655	285	3,381	Sh		Sole		3,281		100
iShares Russell 2000 GroIWO	COM	464287648	354	3,710	Sh		Sole		3,710
iShares Russell 2000 ValIWN	COM	464287630	339	4,494	Sh		Sole		4,292		202
iShares Russell MC GrowtIWP	COM	464287481	587	9,343	Sh		Sole		9,143		200
iShares Russell MC ValueIWS	COM	464287473	826	16,442	Sh		Sole		16,442
iShares S&P 500 ETF	IVV	COM	464287200	1,510	10,550	Sh		Sole		9,900		650
Janus Flexible Bd Fd	JAFIX	MF	471023606	248	22,889	Sh		Sole		21,482		1407
JC Data Solutions Inc.	JCDS	COM	47214a100	1	15,000	Sh		Sole		15,000
Johnson & Johnson	JNJ	COM	478160104	1,456	20,766	Sh		Sole		17,916		2850
L-3 Communications HoldiLLL	COM	502424104	433	5,650	Sh		Sole		5,050		600
Laudus Growth Investors	LGILX	MF	51855Q549	1,547	107,298	Sh		Sole		105,264		2034
Lord Abbett Shrt Dur IncLALDX	MF	543916100	144	30,876	Sh		Sole		30,876
Lord Abbett Shrt Dur IncLLDYX	MF	543916688	1,891	406,703	Sh		Sole		406,703
Lorillard Inc.		LO	COM	544147101	385	3,300	Sh		Sole		2,600		700
Mastercard Inc		MA	COM	57636Q104	295	600	Sh		Sole		600
McDonald's Corp.	MCD	COM	580135101	333	3,779	Sh		Sole		3,190		589
Microsoft Corp		MSFT	COM	594918104	539	20,161	Sh		Sole		20,161
Natixis Loomis Inv Gr-Y	LSIIX	MF	543487136	393	31,165	Sh		Sole		31,165
Nestle S.A. ADR		NSRGY	COM	641069406	669	10,280	Sh		Sole		8,880		1400
Neuberger Berman GenesisNBGIX	MF	641233200	208	4,264	Sh		Sole		0		4264
Norfolk Southern Corp.	NSC	COM	655844108	284	4,600	Sh		Sole		4,300		300
Oneok Inc.		OKE	COM	682680103	472	11,050	Sh		Sole		9,650		1400
Pepsico Inc		PEP	COM	713448108	502	7,343	Sh		Sole		6,143		1200
Perkins MC Value Fd	JMCVX	MF	471023598	2,763	129,471	Sh		Sole		127,659		1812
Pfizer Inc		PFE	COM	717081103	363	14,483	Sh		Sole		12,783		1700
Philip Morris Int'l	PM	COM	718172109	1,918	22,934	Sh		Sole		20,834		2100
PHILLIPS 66 COM		PSX	COM	718546104	274	5,159	Sh		Sole		4,914		245
Pimco Commodity Rr StratPCRDX	MF	722005550	141	21,580	Sh		Sole		20,166		1414
Pimco TTL Ret Inst'l Fd	PTTRX	MF	693390700	2,900	257,979	Sh		Sole		257,979
PPG			PPG	COM	693506107	309	2,285	Sh		Sole		2,285
Procter & Gamble Co	PG	COM	742718109	965	14,215	Sh		Sole		13,515		700
Rainier Small/Mid GrowthRIMSX	MF	750869208	254	7,014	Sh		Sole		7,014
Raytheon Co		RTN	COM	755111507	258	4,475	Sh		Sole		4,275		200
Republic Services Inc.	RSG	COM	760759100	248	8,465	Sh		Sole		8,065		400
Royce Premier SC Fd	RYPRX	MF	780905600	204	10,658	Sh		Sole		10,658
Royce Value Fund	RYVFX	MF	780905733	1,400	123,470	Sh		Sole		121,279		2191
Scout Int'l Fd		UMBWX	MF	81063U503	2,841	85,206	Sh		Sole		84,043		1163
Scout SC Fd		UMBHX	MF	81063U305	659	37,782	Sh		Sole		36,491		1291
Sequoia Fund		SEQUX	MF	817418106	4,203	24,963	Sh		Sole		24,627		336
Sit DV Gwth Fd		SDVSX	MF	82980D806	399	27,624	Sh		Sole		26,446		1178
Southern Co		SO	COM	842587107	203	4,750	Sh		Sole		3,150		1600
Stanley Black & Decker ISWK	COM	854616109	238	3,200	Sh		Sole		3,200
Stericycle		SRCL	COM	858912108	405	4,340	Sh		Sole		3,540		800
T Rowe MC Growth	RPMGX	MF	779556109	252	4,463	Sh		Sole		4,463
T Rowe Price Hi-Yld BondPRHYX	MF	741481105	75	10,766	Sh		Sole		10,766
Thompson Plumb Bond FundTHOPX	MF	884891201	563	47,439	Sh		Sole		47,439
Thornburg LTD TERM IncomTHIIX	MF	885215681	267	19,464	Sh		Sole		19,464
Union Pacific Corp.	UNP	COM	907818108	824	6,550	Sh		Sole		1,050		5500
Vanguard Hi-Yld Corp	VWEHX	MF	922031208	63	10,225	Sh		Sole		10,225
Vanguard Index 500	VFINX	MF	922908108	1,441	10,972	Sh		Sole		10,972
Vanguard Intm Term Corp VFICX	MF	922031885	336	32,508	Sh		Sole		32,508
Vanguard TTL Bond Index VBMFX	MF	921937108	578	52,158	Sh		Sole		52,158
Vanguard TTL Stock Mkt	VTI	COM	922908769	334	4,561	Sh		Sole		4,407		154
Verizon Communications	VZ	COM	92343V104	531	12,261	Sh		Sole		12,261
Wabtec Corp		WAB	COM	929740108	722	8,250	Sh		Sole		7,650		600
Wal-Mart Stores Inc.	WMT	COM	931142103	272	3,987	Sh		Sole		3,987
Waste Management Inc.	WM	COM	94106L109	314	9,300	Sh		Sole		9,300

Report Summary	113 Data Records			65,964			0 Other Managers on whose behalf report is run
